Related Party Transactions - Summary Of Transactions With Related Parties (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Hainan Huiliu [Member] | Labor Recruitment Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 36,571	$ 5,676	¥ 0